Note 6 - Exploration and Evaluation Assets	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
6.	Exploration and Evaluation Assets

	For the year
	ended November 30,
	2020	2019
	($)	($)

Balance at the beginning of year	57,650,312	59,111,999
Mineral rights and property acquired	2,673,343	100,000
Mineral property option payment	51,927	46,495
Write-off of exploration and evaluation assets	(10,091)	-
	60,365,491	59,258,494
Change in reclamation estimate	(11,579)	(5,579)
Foreign currency translation adjustments	(4,468,184)	(1,602,603)
Balance at the end of year	55,885,728	57,650,312

Exploration and evaluation assets on a project basis are as follows:

	November 30,	November 30,
	2020	2019
	($)	($)
La Mina	13,887,224	14,194,856
Titiribi	11,658,660	11,916,924
Yellowknife	7,119,333	7,130,912
Crucero	6,840,067	6,991,589
Cachoeira	5,742,394	7,395,111
São Jorge	4,838,183	6,230,659
Surubim	1,826,865	2,284,840
Yarumalito	1,487,220	-
Almaden	1,121,635	-
Whistler	953,412	974,532
Batistão	217,357	279,914
Montes Áureos and Trinta	165,700	213,390
Rea	27,678	27,678
Other Exploration and Evaluation Assets	-	9,907
Total	55,885,728	57,650,312

The Company's exploration and evaluation assets are detailed below:

La Mina

On
May 30, 2017,
the Company acquired a
100%
interest in the La Mina Gold Project (the "La Mina Project") as a result of its acquisition of Bellhaven Copper and Gold Inc. ("Bellhaven").

The La Mina Project hosts the La Mina concession contract and the contiguous La Garrucha concession contract. The La Garrucha concession is subject to a surface rights lease agreement and an option agreement as outlined below:

La Garrucha Lease Agreement

Pursuant to a surface rights lease agreement dated
July 6, 2016
and amended
August 19, 2016,
April 4, 2017,
November 5, 2018,
and
July 10, 2020, (
the "La Garrucha Lease Agreement"), the Company can lease the surface rights over La Garrucha by making the following payments:

●	US$75,000 in May 2017 ( paid);
●	US$75,000 in November 2017 ( paid);
●	US$75,000 in May 2018 ( paid);
●	US$75,000 in November 2018 ( paid);
●	US$25,000 in June 2019 ( paid);
●	US$25,000 in December 2019 ( paid);
●	US$25,000 in June 2020 ( paid);
●	US$25,000 in December 2020 ( paid);
●	US$25,000 in June 2021;
●	US$25,000 in December 2021;
●	US$25,000 in June 2022; and
●	US$55,000 in December 2022.

La Garrucha Option Agreement

In addition, pursuant to an option agreement entered into by Bellhaven on
November 18, 2016,
amended
April 4, 2017,
November 5, 2018
and
July 10, 2020 (
the "La Garrucha Option Agreement"), the Company can purchase the La Garrucha concession by making an option payment of
US$650,000
on
December 7, 2022.

Titiribi

On
September 1, 2016,
the Company completed the acquisition of Sunward Investments Limited, which owns
100%
interest in the Titiribi Gold-Copper Project (the "Titiribi Project"), from Trilogy Metals Inc. ("Trilogy"), formerly NovaCopper Inc., pursuant to the terms of the share purchase agreement (the "Titiribi Agreement") dated
August 17, 2016.
The Titiribi Project is located in central Colombia, southwest of the city of Medellin in the department of Antioquia.

The Titiribi Project is comprised of
one
concession contract.

Yellowknife

On
July 20, 2017,
the Company acquired a
100%
interest in the Yellowknife Gold Project and nearby Big Sky property (now collectively called the "Yellowknife Gold Project"), located in the Northwest Territories, Canada, from Tyhee N.W.T. Corp. ("Tyhee"), a subsidiary of Tyhee Gold Corp. The acquisition was completed pursuant to an asset purchase agreement (the "Agreement") between the Company and a receiver appointed in respect of the assets and undertaking of Tyhee.

The Yellowknife Gold Project includes
five
gold deposits, being Nicholas Lake, Bruce, Ormsby, Goodwin Lake and Clan Lake. The Project is located
50
to
90
kilometres north of the city of Yellowknife in the Northwest Territories. The Nicholas Lake-Ormsby Property is subject to a
2.25%
net smelter return royalty, including a
US$20,000
per year annual advance royalty payment and the Goodwin Lake Property is subject to a
2%
net smelter returns royalty.

On
January 25, 2018,
the Company announced that it completed through its wholly-owned subsidiary, the acquisition of the Maguire Lake property (the "Property").  The Property includes the
RG1,
RG2
and
RG3
leases, contiguous with the western boundary of the Company's Nicholas Lake-Ormsby Property.

On
May 14, 2018,
the Company announced its acquisition of the Narrow Lake property (the "Property").  The Property includes the
N1
and
N2
claims that are contiguous with the southern boundary of the Company's Nicholas Lake-Ormsby Property.  GoldMining granted the vendor a
1%
net smelter royalty with respect to the
N1
and
N2
claims upon commercial production.

Crucero

On
September 19, 2017,
the Company entered into a share purchase agreement (the "Agreement") with Lupaka Gold Corp. ("Lupaka") to acquire a
100%
interest in the Crucero Gold Project ("Crucero" or the "Project") located in Southeastern Peru and certain related assets (the "Acquisition"). The transaction was closed on
November 20, 2017.

The Project is comprised of
eight
mining concessions.  Three of the mining concessions are held indirectly by a subsidiary through a
30
-year assignment from a
third
party running until
2038
and are subject to certain royalty obligations.

Cachoeira

The Company has a
100%
interest in the Cachoeira Gold Project in Pará State, Brazil (the "Cachoeira Project"). The Cachoeira Project was subject to a
4.0%
net profits interest royalty payable to
third
parties by the Company's subsidiary on future production. A minimum payment of
US$300,000
per year in lieu of the royalty was payable in the event that production was not
achieved by
October 3, 2014.
The Company has
not
made such payment from
2014,
to present. The royalty holders sent a formal notification of the default payments to the Company. In response to the letter, the Company replied to the royalty holders requesting them to defer such payments until all permits and licenses have been received and production is achieved or re-negotiate the agreement. On
March 2, 2018,
the Company announced that BRI Mineração Ltda. ("BRI"), a wholly-owned subsidiary of the Company, completed a royalty purchase agreement (the "Agreement") with certain royalty holders (the "Royalty Vendors") on the Cachoeira Project.  Pursuant to the Agreement, BRI acquired the Royalty Vendors'
66.66%
interest in the existing
4.0%
net production royalty on the Company's Cachoeira Project, in consideration for
US$133,320
paid in cash and
698,161
common shares of the Company issued to the Vendors. As a result of the transaction, the existing royalty on the Cachoeira Project has been reduced to
1.33%
and a minimum payment of
US$100,000
per year in lieu of the royalty. In
March 2018,
the Company received a summons from the remaining royalty holder in regard to annual payments in lieu of the remaining
1.33%
of the net production royalty for the years
2014
to
2018.
In response thereto, the Company has applied to the court to obtain a discharge from its obligation to make such annual payments on the basis that mining operations at the Cachoeira Project have not
begun due to the environmental agency having
not
issued, in a timely fashion, the necessary licenses for the operation of the mine. The court has accepted the Company's case and the judge presiding over the matter has requested witnesses for the plaintiff to testify in court. A date for the case to be heard by the lower court has not
been set.

The required exploration report and application to renew exploration concession (ANM process
no.
850.007/2008
) was approved and the concession was renewed on
July 18, 2019
for a further period of
3
years.

São Jorge

On
November 22, 2013,
the Company announced that it acquired all of the issued and outstanding shares of Brazilian Gold Corporation ("BGC") under the terms of an arrangement agreement (the "BGC Arrangement") dated
September 29, 2013,
between GoldMining and BGC.

On
June 14, 2010,
BGC signed an Option Agreement (the "São Jorge Agreement") to acquire a
100%
interest in the São Jorge Gold Project (the "São Jorge Project") from Talon Metals Corp. ("Talon"). BGC completed all the required payments under the terms of the São Jorge Agreement.

Under the terms of the São Jorge Agreement, Talon was granted a
1.0%
net smelter return royalty from production on
eleven
exploration concessions comprising the São Jorge Project. Subsequent to signing the São Jorge Agreement, the São Jorge Project was reduced to seven
concessions.  On
August 17, 2015,
Talon sold its
1.0%
net smelter return royalty to Orion Mine Finance, who subsequently sold the royalty to Osisko Gold Royalties Ltd. on
July 31, 2017.
Additionally, a net smelter return royalty of
1.0%
of the proven mineable reserve as demonstrated in a feasibility study that conforms to definitions set-out in NI
43
-
101
relating to
one
concession only (
850.275/03
), is payable to a
third
party, which can be purchased by the Company for
US$2,500,000.
 This concession does
not
overlay any portion of the São Jorge deposit.

Surubim

On
November 22, 2013,
the Company acquired a
100%
interest in the Surubim gold project pursuant to the BGC Arrangement. The Surubim Gold Project is comprised of agreements on two
properties, as outlined below.

Jarbas Agreement

Mineração Regent Brasil Ltda. ("Regent"), a subsidiary of BGC, entered into an option agreement (the "Jarbas Agreement") on
February 11, 2010,
as amended
January 16, 2011,
March 23, 2015,
May 30, 2019
and
July 20, 2020,
pursuant to which Regent acquired its interest in certain exploration licenses by making cash payments.

Pursuant to the amendment on
July 20, 2020,
the Company is required to make the following payments:

●	R$300,000 in May 2019 ( paid);
●	US$40,000 (payable in R$ equivalent) in July 2020 ( deferred to October 2020 and paid);
●	US$40,000 (payable in R$ equivalent) in July 2021; and
●	US$628,660 (payable in R$ equivalent) in December 2022.

If Regent fails to make any of the aforementioned payments, subject to a cure period, the counterparty may
seek to terminate the agreement and the interest in the exploration concession will be returned to the counterparty.

A
1.3%
net smelter return royalty is due upon commercial production from any ores extracted from exploration concession
850.561/2005.
Fifty
percent of the net smelter return royalty can be re-purchased by the Company for
US$1,500,000
within
12
months of ANM granting a mining concession. Additionally, a bonus royalty is due based on the in-situ reserve ounces as outlined in a feasibility study completed to Australian Joint Ore Reserves Committee or National Instrument
43
-
101
standards. The bonus royalty consists of: (i)
US$0.50
per reserve ounce for reserves that are less than
1,000,000
ounces of gold; (ii)
US$0.75
per reserve ounce for reserves measuring between
1,000,000
to
2,000,000
ounces of gold; or (iii)
US$1.00
per reserve ounce for reserves exceeding
2,000,000
ounces of gold.

Altoro Agreement

BGC entered into an agreement (the "Altoro Agreement") with Altoro Mineração Ltda. ("Altoro") on
November 5, 2010,
as amended on
December 3, 2010,
December 14, 2012
and
August 5, 2015,
to acquire certain exploration licenses for aggregate consideration of
US$850,000.
Pursuant to the Altoro Agreement,
US$650,000
is payable to Altoro upon ANM granting a mining license over certain exploration concessions.

In addition to the above cash payments, Altoro holds a
1.5%
net smelter return royalty on any gold produced from certain concessions. Once gold production has reached
2,000,000
ounces, the royalty increases to
2.0%.
The Company can purchase a
0.5%
royalty at any time for
US$1,000,000.

Two non-core exploration concessions comprising the Altoro Agreement are under appeal for extension and await a decision by ANM.

Nogueira Agreement

Altoro entered into an agreement (the "Nogeuira Agreement") with Joao Nogeira Lima on
December 6, 2005,
as amended on
May 25, 2011,
to acquire certain exploration concessions. As part of this agreement, Nogueira holds a
1.5%
NSR over the entire property, which can be purchased for
US$1
million at any time.

Yarumalito

On
December 2, 2019 (
the "Yarumalito Closing Date"), the Company acquired a
100%
interest in the Yarumalito Gold Project (the "Yarumalito Project") located in Antioquia, Colombia. The acquisition was completed pursuant to an asset purchase agreement (the "Yarumalito Agreement") between the Company and Newrange Gold Corp. ("Newrange").

Pursuant to the Yarumalito Agreement, the Company issued
1,118,359
GoldMining Shares, which were subject to customary escrow terms and were released as follows:

●	559,180 GoldMining Shares released on the Yarumalito closing date. Unless permitted under securities legislation, the GoldMining Shares could not be traded before April 3, 2020.
●
559,179
GoldMining Shares released on the date that the assignment of the Mineral Rights was approved by the relevant Colombian Governmental Authority, registered with the National Mining Registry in a form satisfactory to the Company. The assignment of Mineral Rights was completed subsequent to
November 30, 2020
by way of the concession contract being transferred to the Company's wholly owned subsidiary.

The tables below present the purchase cost and the allocation of the purchase price with respect to the valuation of individual asset groups. For the purpose of these consolidated financial statements, the purchase consideration has been allocated to the fair value of assets acquired, based on management's best estimates and all available information at the time of the acquisition of the Yarumalito Project. The GoldMining Shares have been valued at
$1.14
per share, the closing GoldMining Share price as traded on the Yarumalito Closing Date.

Purchase Price Consideration ($)
1,118,359 GoldMining Shares	1,274,929
Cash payment	200,000
Transaction costs:
Cash payment	88,867
Total	1,563,796

Purchase Price Allocation ($)
Land	42,715
Exploration and evaluation assets	1,521,081
Net assets acquired	1,563,796

The Yarumalito Project is comprised of
one
concession contract and is covered by a
1%
net smelter return royalty granted to Newrange, which can be purchased by the Company at any time before completion of a feasibility study on the Yarumalito Project for total consideration of
$1,000,000.

Almaden

On
March 2, 2020 (
the "Almaden Closing Date"), the Company acquired a
100%
interest in the Almaden Gold Project (the "Almaden Project") located in west-central Idaho. The acquisition was completed pursuant to an asset purchase agreement (the "Almaden Agreement") between the Company and Sailfish Royalty Corp. ("Sailfish").

Pursuant to the Almaden Agreement, the Company issued
337,619
GoldMining Shares to Sailfish, which were subject to customary escrow terms and released on the Almaden Closing Date. Unless permitted under securities legislation, the GoldMining Shares could not
be traded before
July 3, 2020.

The tables below present the purchase cost and the allocation of the purchase price with respect to the valuation of individual asset groups. For the purpose of these consolidated financial statements, the purchase consideration has been allocated to the fair value of assets acquired, based on management's best estimates and all available information at the time of the acquisition of the Almaden Project. The GoldMining Shares were valued at
$1.44
per share, the closing GoldMining Share price as traded on the Almaden Closing Date.

Purchase Price Consideration ($)
337,619 GoldMining Shares	486,171
Cash payment	575,000
Transaction costs:
Cash payment	91,091
Total	1,152,262

Purchase Price Allocation ($)
Exploration and evaluation assets	1,152,262
Net assets acquired	1,152,262

The Almaden project is covered by a
1
to
2%
net smelter return royalty over unpatented claims and surrounding areas of influence, a
4%
net returns royalty over the Main and North zone, a
4%
net returns royalty over the Stinking Water Zone and a
0.5%
net smelter return royalty on patented (Davies and Chrestesen Lease) and unpatented claims (
EXP2
LLC). Additionally, there is a gold and silver purchase agreement on the Almaden Project for
30%
of production.

Whistler

On
August 5, 2015,
the Company acquired a
100%
interest in the Whistler Gold-Copper Project (the "Whistler Project") and certain related assets in south-central Alaska from Kiska Metals Corporation ("Kiska"). Kiska was subsequently purchased by AuRico Metals Inc., which was later purchased by Centerra Gold Inc. ("Centerra"). The Whistler Project includes
304
Alaska State Mineral Claims, a
50
-person all season exploration camp, airstrip and assorted equipment. The transaction was completed under the terms of an asset purchase agreement dated
July 20, 2015,
between GoldMining and Kiska (the "Whistler Agreement").

The Whistler Project is covered by a
2.75%
net smelter royalty over the entire property including a buffer zone as defined in the royalty agreement, which is held by Osisko Gold Royalties ("Osisko"). The Osisko net smelter royalty is subject to a buy down provision whereby the Company can reduce the net smelter return royalty to
2%
upon payment of
US$5,000,000
on or before the due date of the
first
royalty payment.

Batistão

On
November 22, 2013,
the Company acquired a
100%
interest in the Batistão Gold Project (the "Batistão Project") located in Goias State, Brazil pursuant to the BGC Arrangement. The Batistão Project is covered by a
2%
net smelter return royalty over the entire property, which can be purchased by the Company at any time for total consideration of
US$1,000,000.
The Company was required to file an Economic Assessment Plan and the Preliminary Environmental License, together with the Mining Concession Application by
January 2016.
The Company requested an extension to submit the Mining Concession Application, due to the market conditions and gold price at the time, which had deteriorated since the Final Exploration Report was submitted to the ANM in
2013.
There is
no
assurance that ANM will accept the Company's request for an extension.

Montes Áureos and Trinta

On
September 30, 2010,
the Company entered into an agreement with Apoio Engenharia e Mineração (the "Montes Áureos Agreement"). Pursuant to the Montes Áureos Agreement, the Company had the option to acquire an initial
51%
undivided interest in the Montes Áureos Project over a
three
-year period, from
September 30, 2010
to
September 30, 2013 (
the "Initial Option"). On
June 20, 2011,
the Company amended the terms of the Montes Áureos Agreement by adding the option to acquire the Trinta Project for no
additional consideration. The Trinta Project is subject to the same option terms stipulated in the Montes Áureos Agreement.

The Initial Option payments are as follows:

(1)	a cash payment of US$25,000 within seven calendar days of September 30, 2010 ( paid);
(2)	issue of 325,000 GoldMining Shares on or before September 30, 2013 ( issued with an aggregate fair value of $326,500 );
(3)	incur exploration expenditures totalling US$1,750,000 on or before September 30, 2013 ( incurred); and
(4)	make all necessary payments in order to keep the Montes Áureos and Trinta Projects in good standing during the term of the Montes Áureos Agreement.

The Company is in the process of applying for the Mining Concession for the Montes Áureos Project.

The Trinta project's exploration concession, ANM
806.964/2010,
was renewed on
July 26, 2018.
An error by ANM when issuing the original license reduced the concession area. The Company submitted another application over the reduced area and is awaiting ANM's review of this new application, which would guarantee the mineral rights over the area originally granted. There is no
assurance that applications under review by ANM will be approved by ANM.

Rea

On
November 22, 2013,
the Company acquired a
75%
interest in the Rea Uranium Project located in northeastern Alberta, Canada pursuant to the BGC Arrangement.

Exploration Expenditures

Exploration expenditures on a project basis for the periods indicated are as follows:

			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2020	2019	November 30, 2020
	($)	($)	($)
Whistler	485,573	452,298	2,181,126
Cachoeira	287,210	508,691	6,470,944
Titiribi	227,127	219,880	1,556,309
La Mina	153,404	122,389	839,213
Almaden	145,118	-	145,118
Yellowknife	130,287	166,140	807,949
São Jorge	109,162	126,111	995,422
Yarumalito	82,989	-	82,989
Crucero	45,032	80,540	175,186
Montes Áureos and Trinta	1,668	-	1,819,966
Rea	-	-	265,930
Surubim	-	-	209,772
Batistão	-	-	30,902
Other Exploration Expenses	1,642	6,166	1,566,198
Total	1,669,212	1,682,215	17,147,024